Commitments and Contingencies (Other Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Other commitments, future minimum payments under those commitments
2015	$ 26,644
2016	26,644
2017	26,644
2018	22,269
2019 and after	27,977
Total	$ 130,178